Trade and other payables: due within one year (Tables)	6 Months Ended
Jun. 30, 2022
Trade And Other Payables Due Within One Year
Schedule of trade and other payables
	June 30, 2022	December 31, 2021
	£	£
Trade payables	1,689,386	1,422,393
Other tax and social security	229,715	311,204
Accruals	1,685,480	2,330,582
Other payables	37,331	39,436
	3,641,912	4,103,615